Investments (Details) - Schedule of Investments - CAD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Investment in marketable securities [Member]
Current assets:
Beginning balance		$ 3,696	$ 3,367
Fair value through other comprehensive (loss)		(119)	329
Loss of associates
Impairment
Additions
Ending balance		3,577	3,696
Investment in associate [Member]
Current assets:
Beginning balance		1,389	2,429
Loss of associates		(120)	(206)
Impairment	[1]		(873)
Additions	[2]	20	39
Ending balance		$ 1,289	$ 1,389

[1]	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the market price, had declined significantly and recorded an impairment of $0.9 million in the consolidated statements of operations and comprehensive income (loss).
[2]	In 2023, the Company received 43,928 common shares of Paramount for payment of interest, on the secured convertible notes, that accrued between July 1, 2022 and December 31, 2022. In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022.